RELATED PARTY TRANSACTIONS - Summary of Leasing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party contingent rental (income) expense	$ (3,606)	$ 14,568	$ (2,607)
Present value of obligations under finance leases	48,466	56,277
SFL
Related Party Transaction [Line Items]
Charter hire paid (principal and interest)	7,830	8,248	11,745
Lease termination receipts	0	3,183	0
Lease interest expense	3,895	4,628	6,940
Related party contingent rental (income) expense	(3,606)	14,568	(2,607)
Present value of obligations under finance leases	$ 48,466	$ 56,277	$ 87,930